Annual Operating Expenses - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio - VIP Real Estate Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.66%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.69%

[1]	A Adjusted to reflect current fees.